7337 EAST DOUBLETREE RANCH ROAD, SUITE 100

SCOTTSDALE, AZ 85258

April 11, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	Voya Mutual Funds (the “Registrant”)

(File Nos. 33-56094; 811-7428)

Ladies and Gentlemen:

On behalf of Voya Mutual Funds and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated March 23, 2016, to Voya Global Value Advantage Fund’s Prospectus dated February 29, 2016.

The purpose of the filing is to submit the 497(e) filing dated March 23, 2016 in XBRL for Voya Global Value Advantage Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli

Paul A. Caldarelli
Vice President and Senior Counsel
Voya Investment Management – Voya Family of Funds